Acquisitions - Schedule of Impact on Financial Statements Due to Acquisition, Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									$ 2,763	[1]	$ 2,520	[2]	$ 3,574	[3]
Transportation, processing and other									271	[1]	234	[2]	208	[3]
Gains from commodity derivative activity, net									17	[1]	70	[2]	8	[3]
Total operating revenues	821	689	792	749	671	618	680	855	3,051	[1]	2,824	[2]	3,790	[3]
Operating costs and expenses
Purchases of natural gas, propane and NGLs									2,426	[1]	2,215	[2]	3,155	[3]
Operating and maintenance expense									215	[1]	197	[2]	192	[3]
Depreciation and amortization expense									95	[1]	91	[2]	135	[3]
General and administrative expense									63	[1]	75	[2]	76	[3]
Other expense (income)									8	[1]	0		(1)	[3]
Total operating costs and expenses									2,807	[1]	2,578	[2]	3,557	[3]
Operating income	48	14	117	65	82	13	99	52	244	[1]	246	[2]	233	[3]
Interest expense									(52)	[1]	(42)	[2]	(34)	[3]
Earnings from unconsolidated affiliates									33	[1]	26	[2]	23	[3]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									225	[1]	230	[2]	222	[3]
Income tax expense									(8)	[1],[4]	(1)	[2],[4]	(1)	[3],[4]
Net income	40	6	111	60	81	14	90	44	217	[1]	229	[2]	221	[3]
Net income attributable to noncontrolling interests	(7)	(3)	(4)	(3)	(5)	(2)	(2)	(4)	(17)	[1]	(13)	[2]	(30)	[3]
Net income attributable to partners	33	3	107	57	76	12	88	40	200	[1]	216	[2]	191	[3]
Eagle Ford System [Member]
Operating costs and expenses
General and administrative expense									14				27
Lucerne 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									68	[5]	61	[5]	87	[5]
Transportation, processing and other									3	[5]	2	[5]	3	[5]
Gains from commodity derivative activity, net									0	[5]	0	[5]	0	[5]
Total operating revenues									71	[5]	63	[5]	90	[5]
Operating costs and expenses
Purchases of natural gas, propane and NGLs									45	[5]	38	[5]	55	[5]
Operating and maintenance expense									4	[5]	4	[5]	4	[5]
Depreciation and amortization expense									2	[5]	2	[5]	2	[5]
General and administrative expense									1	[5]	1	[5]	1	[5]
Other expense (income)									0	[5]			0	[5]
Total operating costs and expenses									52	[5]	45	[5]	62	[5]
Operating income									19	[5]	18	[5]	28	[5]
Interest expense									0	[5]	0	[5]	0	[5]
Earnings from unconsolidated affiliates									0	[5]	0	[5]	0	[5]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									19	[5]	18	[5]	28	[5]
Income tax expense									0	[5]	0	[5]	0	[5]
Net income									19	[5]	18	[5]	28	[5]
Net income attributable to noncontrolling interests									0	[5]	0	[5]	0	[5]
Net income attributable to partners									19	[5]	18	[5]	28	[5]
DCP Midstream Partners, LP (as Previously Reported 2/26/14) [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									2,695		2,459		3,487
Transportation, processing and other									268		232		205
Gains from commodity derivative activity, net									17		70		8
Total operating revenues									2,980		2,761		3,700
Operating costs and expenses
Purchases of natural gas, propane and NGLs									2,381		2,177		3,100
Operating and maintenance expense									211		193		188
Depreciation and amortization expense									93		89		133
General and administrative expense									62		74		75
Other expense (income)									8				(1)
Total operating costs and expenses									2,755		2,533		3,495
Operating income									225		228		205
Interest expense									(52)		(42)		(34)
Earnings from unconsolidated affiliates									33		26		23
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									206		212		194
Income tax expense									(8)		(1)		(1)
Net income									198		211		193
Net income attributable to noncontrolling interests									(17)		(13)		(30)
Net income attributable to partners									$ 181		$ 198		$ 163

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	For the year ended December 31, 2011, income tax expense relates primarily to the Texas margin tax and the Michigan business tax. The Michigan business tax was repealed in 2012; accordingly, income tax expense for the years ended December 31, 2013 and 2012 relates primarily to the Texas margin tax.
[5]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmZkYjQ4M2U0NmU4ZTQ1MWNhMDFjMThlMmQ5NGE4N2E1fFRleHRTZWxlY3Rpb246QzNFQTQ2N0FGM0M2QTZBRTcyNjlGNzE1MjcxRkM4NTYM}